Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2065 Fund
December 31, 2022
AFF65-NPRT3-0323
1.9895825.103
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	394,358	4,716,523
Fidelity Advisor Series Growth Opportunities Fund (a)	381,013	3,337,670
Fidelity Advisor Series Small Cap Fund (a)	179,483	1,898,935
Fidelity Series All-Sector Equity Fund (a)	195,637	1,707,912
Fidelity Series Commodity Strategy Fund (a)	5,121	539,492
Fidelity Series Large Cap Stock Fund (a)	417,987	6,909,325
Fidelity Series Large Cap Value Index Fund (a)	53,554	738,509
Fidelity Series Opportunistic Insights Fund (a)	286,064	4,093,571
Fidelity Series Small Cap Opportunities Fund (a)	198,688	2,318,683
Fidelity Series Stock Selector Large Cap Value Fund (a)	364,515	4,337,725
Fidelity Series Value Discovery Fund (a)	301,661	4,452,522
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,047,279)		35,050,867

International Equity Funds - 41.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	159,278	2,091,320
Fidelity Series Emerging Markets Fund (a)	127,925	990,138
Fidelity Series Emerging Markets Opportunities Fund (a)	570,839	8,916,501
Fidelity Series International Growth Fund (a)	371,124	5,292,223
Fidelity Series International Small Cap Fund (a)	97,075	1,440,587
Fidelity Series International Value Fund (a)	525,985	5,275,626
Fidelity Series Overseas Fund (a)	486,166	5,279,763
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $32,722,480)		29,286,158

Bond Funds - 8.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	55,567	427,869
Fidelity Series Emerging Markets Debt Fund (a)	13,622	99,982
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,737	32,471
Fidelity Series Floating Rate High Income Fund (a)	8,189	71,898
Fidelity Series International Credit Fund (a)	573	4,410
Fidelity Series Investment Grade Bond Fund (a)	39,912	393,138
Fidelity Series Long-Term Treasury Bond Index Fund (a)	822,865	4,821,992
Fidelity Series Real Estate Income Fund (a)	18,894	178,363
TOTAL BOND FUNDS (Cost $7,072,032)		6,030,123

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	947,808	947,808
Fidelity Series Short-Term Credit Fund (a)	2,855	27,270
TOTAL SHORT-TERM FUNDS (Cost $974,932)		975,078

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $80,816,723)	71,342,226
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,004)
NET ASSETS - 100.0%	71,332,222

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	3,355,824	2,862,229	546,433	233,219	(45,135)	(909,962)	4,716,523
Fidelity Advisor Series Growth Opportunities Fund	2,301,541	2,228,850	365,551	16,176	(99,263)	(727,907)	3,337,670
Fidelity Advisor Series Small Cap Fund	1,522,962	1,022,764	322,349	168,080	(35,069)	(289,373)	1,898,935
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	54,273	436,101	34,882	26,850	(3,664)	(23,959)	427,869
Fidelity Series All-Sector Equity Fund	1,439,375	825,510	242,433	88,423	(18,717)	(295,823)	1,707,912
Fidelity Series Canada Fund	1,783,893	1,180,153	576,175	64,372	(23,251)	(273,300)	2,091,320
Fidelity Series Commodity Strategy Fund	811,258	1,064,485	731,407	535,554	(347,474)	(257,370)	539,492
Fidelity Series Emerging Markets Debt Fund	277,311	70,413	228,320	5,334	(36,370)	16,948	99,982
Fidelity Series Emerging Markets Debt Local Currency Fund	90,087	23,813	78,236	-	(11,925)	8,732	32,471
Fidelity Series Emerging Markets Fund	763,516	537,813	171,991	24,372	(44,691)	(94,509)	990,138
Fidelity Series Emerging Markets Opportunities Fund	7,010,387	4,720,154	1,657,697	206,002	(643,603)	(512,740)	8,916,501
Fidelity Series Floating Rate High Income Fund	54,236	79,873	59,418	2,800	(2,002)	(791)	71,898
Fidelity Series Government Money Market Fund 4.35%	-	993,528	45,720	8,175	-	-	947,808
Fidelity Series High Income Fund	328,328	31,547	345,788	2,891	(21,801)	7,714	-
Fidelity Series International Credit Fund	5,013	250	-	250	-	(853)	4,410
Fidelity Series International Growth Fund	4,073,578	2,970,636	1,169,678	176,465	(154,530)	(427,783)	5,292,223
Fidelity Series International Small Cap Fund	1,115,058	656,234	116,629	83,396	(23,481)	(190,595)	1,440,587
Fidelity Series International Value Fund	4,113,099	2,580,574	1,114,162	171,969	(69,509)	(234,376)	5,275,626
Fidelity Series Investment Grade Bond Fund	298,348	739,685	633,550	3,187	(12,427)	1,082	393,138
Fidelity Series Large Cap Stock Fund	5,279,380	3,596,395	1,210,831	381,371	(59,821)	(695,798)	6,909,325
Fidelity Series Large Cap Value Index Fund	571,497	333,815	103,772	25,862	(4,409)	(58,622)	738,509
Fidelity Series Long-Term Treasury Bond Index Fund	2,908,529	3,544,303	713,174	81,570	(164,093)	(753,573)	4,821,992
Fidelity Series Opportunistic Insights Fund	3,101,740	2,272,852	468,083	187,190	(109,898)	(703,040)	4,093,571
Fidelity Series Overseas Fund	4,095,435	2,925,149	1,200,385	92,610	(181,009)	(359,427)	5,279,763
Fidelity Series Real Estate Income Fund	195,074	107,673	88,396	16,488	(7,281)	(28,707)	178,363
Fidelity Series Short-Term Credit Fund	-	27,124	-	78	-	146	27,270
Fidelity Series Small Cap Opportunities Fund	1,880,385	1,115,494	377,202	105,524	(43,222)	(256,772)	2,318,683
Fidelity Series Stock Selector Large Cap Value Fund	3,370,227	2,173,501	755,218	295,378	(37,947)	(412,838)	4,337,725
Fidelity Series Value Discovery Fund	3,432,621	2,304,432	999,523	223,450	(26,460)	(258,548)	4,452,522
	54,232,975	41,425,350	14,357,003	3,227,036	(2,227,052)	(7,732,044)	71,342,226

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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